INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortization for intangible assets
2016	¥ 14,683
2017	14,326
2018	13,222
2019	12,702
2020	12,322
Thereafter	48,957
Finite Lived Intangible Assets Amortization Expenses, Total	116,212
Amortization for unfavorable lease
2016	(209)
2017	(130)
2018	(130)
2019	(130)
2020	(130)
Thereafter	(302)
Unfavorable lease Amortization Income, Total	(1,031)	¥ (1,320)
Net amortization
2016	14,474
2017	14,196
2018	13,092
2019	12,572
2020	12,192
Thereafter	48,655
Net, Total	¥ 115,181